EMPLOYEE BENEFIT PLAN (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Retirement Benefits [Abstract]
Benefits, Losses and Expenses	$ 26,856	¥ 184,300	$ 9,465	¥ 68,647